Share-based payments - Disclosure of reconciliation of BSAs (Details) - Total BSAs - shares	1 Months Ended			6 Months Ended	115 Months Ended
	Feb. 28, 2026	Apr. 30, 2025	Jan. 31, 2025	Jun. 30, 2026	Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)				253,727
Number of instruments issued (in shares)	23,477	39,370	125,000	23,477	314,867
Number of instruments lapsed (in shares)				0
Number of instruments exercised (in shares)				(16,400)
Number of instruments outstanding, ending balance (in shares)				260,804	260,804
Number of instruments exercisable (in shares)				75,136	75,136
Maximum number of shares to be issued if all conditions are met (in shares)				260,804	260,804